Annual Fund Operating Expenses - Select STOXX Europe Aerospace & Defense ETF - Select STOXX Europe Aerospace & Defense ETF	Aug. 19, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Other Expenses (as a percentage of Assets):	0.45%	[1]
Expenses (as a percentage of Assets)	0.50%

[1]	Estimated for the current fiscal year.